Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Significant Accounting Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies
Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2014, U.S. Cellular served 4.8 million customers. U.S. Cellular has one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP.

Intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2014 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, income taxes, the loyalty reward program and equipment installment plans.

Cash and Cash Equivalents	Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.
Accounts Receivable

Accounts receivable consist primarily of amounts owed by customers for wireless services and equipment sales, including sales of certain devices under equipment installment plans, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing billed and unbilled accounts receivable. The allowance is estimated based on historical experience, account aging and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers.

Inventory

Inventory consists primarily of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Intangible Assets

Goodwill

U.S. Cellular has Goodwill as a result of its acquisitions of wireless businesses. Such Goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

U.S. Cellular performs its annual impairment assessment of Goodwill as of November 1 of each year. For purposes of conducting its Goodwill impairment test in 2014 and 2013, U.S. Cellular identified four reporting units. The four reporting units represent four geographic groupings of operating markets, representing four geographic service areas. A discounted cash flow approach was used to value each reporting unit for purposes of the Goodwill impairment review.

See Note 7 — Intangible Assets for additional details related to Goodwill.

Licenses

Licenses consist of direct and incremental costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service.

U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.
  The ability to use radio spectrum is not limited to any one technology.
  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.
  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

U.S. Cellular performs its annual impairment assessment of its licenses as of November 1 of each year. For purposes of its 2014 and 2013 impairment testing of Licenses, U.S. Cellular separated its FCC licenses into eleven units of accounting based on geographic service areas. In both 2014 and 2013, seven of the units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of Licenses by discounting to present value the future cash flows calculated based on a hypothetical cost to build-out U.S. Cellular's network.

For units of accounting which consist of unbuilt licenses, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

See Note 7 — Intangible Assets for additional details related to Licenses.

Investments in Unconsolidated Entities

For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with net removal costs (removal costs less an applicable accrued asset retirement obligation and salvage value realized), to (Gain) loss on asset disposals, net.

U.S. Cellular capitalizes certain costs of developing new information systems.

Depreciation and amortization

Depreciation is provided using the straight-line method over the estimated useful life of the related asset.

U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. Due to the Divestiture Transaction more fully described in Note 6 — Acquisitions, Divestitures and Exchanges, U.S. Cellular changed the useful lives of certain assets in 2013 and 2012. Other than the Divestiture Transaction, there were no other material changes to useful lives of property, plant and equipment in 2014, 2013 or 2012. See Note 9 — Property, Plant and Equipment for additional details related to useful lives.

Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired.

U.S. Cellular has one asset group for purposes of assessing property, plant and equipment for impairment based on the fact that the individual operating markets are reliant on centrally operated data centers, mobile telephone switching offices and network operations center. U.S. Cellular operates a single integrated national wireless network, and the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities represent cash flows generated by this single interdependent network.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2014 and 2013, U.S. Cellular had accrued $95.3 million and $121.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include underwriters' and legal fees and other charges related to issuing U.S. Cellular's various borrowing instruments and other long-term agreements, and are amortized over the respective term of each instrument. The amounts of deferred charges included in the Consolidated Balance Sheet at December 31, 2014 and 2013, are shown net of accumulated amortization of $34.2 million and $26.0 million, respectively. At December 31, 2014, Other assets and deferred charges includes a $60.0 million deposit made by Advantage Spectrum L.P. to the FCC to participate in Auction 97. See Note 13 — Variable Interest Entities for additional information.

Asset Retirement Obligations

U.S. Cellular accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. Until the obligation is fulfilled, U.S. Cellular updates its estimates relating to cash flows required and timing of settlement. U.S. Cellular records the present value of the changes in the future value as an increase or decrease to the liability and the related carrying amount of the long-lived asset. The liability is accreted to future value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the related asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability is recognized in the Consolidated Statement of Operations.

Treasury Shares	Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular’s stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.
Revenue Recognition

Revenues related to services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

Multiple Deliverable Arrangements

U.S. Cellular sells multiple element service and equipment offerings. In these instances, revenues are allocated using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, is allocated to each element on the basis of its relative selling price. Revenue recognized for the delivered items is limited to the amount due from the customer that is not contingent upon the delivery of additional products or services.

Loyalty Reward Program

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is deferred. The amount allocated to the loyalty points is based on the estimated retail price of the products and services for which points may be redeemed divided by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

As of December 31, 2014 and 2013, U.S. Cellular had deferred revenue related to loyalty reward points outstanding of $94.6 million and $116.2 million, respectively. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Revenue is recognized at the time of customer redemption or when such points have been depleted via an account maintenance charge. U.S. Cellular employs the proportional model to recognize revenues associated with breakage. Under the proportional model, U.S. Cellular allocates a portion of the estimated future breakage to each redemption and records revenue proportionally. U.S. Cellular periodically reviews and revises the redemption and depletion rates to estimate future breakage as appropriate based on history and related future expectations.

In the fourth quarter of 2013, U.S. Cellular issued loyalty reward points with a value of $43.5 million as a loyalty bonus in recognition of the inconvenience experienced by customers during U.S. Cellular's billing system conversion in 2013. The value of the loyalty bonus reduced Service revenues in the Consolidated Statement of Operations and increased Customer deposits and deferred revenues in the Consolidated Balance Sheet.

Equipment Installment Plans

Equipment revenue under equipment installment plan contracts is recognized at the time the device is delivered to the end-user customer for the selling price of the device, net of any deferred imputed interest or trade-in right, if applicable.   Imputed interest is reflected as a reduction to the receivable balance and recognized over the duration of the plan as a component of Interest and dividend income. See Note 3 — Equipment Installment Plans for additional information.

Incentives

Discounts and incentives are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

U.S. Cellular issues rebates to its agents and end customers. These incentives are recognized as a reduction to revenue at the time the wireless device sale to the agent or customer occurs, respectively. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation Fees

U.S. Cellular charges its end customers activation fees in connection with the sale of certain services and equipment. Device activation fees charged at U.S. Cellular agent locations, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average device life. Device activation fees charged as a result of device sales at U.S. Cellular company-owned retail stores are recognized at the time the device is delivered to the customer.

Amounts Collected from Customers and Remitted to Governmental Authorities – Gross vs. Net

U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $97.0 million, $114.7 million and $135.7 million for 2014, 2013 and 2012, respectively.

Eligible Telecommunications Carrier (“ETC”) Revenues

Telecommunications companies may be designated by states, or in some cases by the FCC, as an ETC to receive support payments from the Universal Service Fund if they provide specified services in “high cost” areas. ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Advertising Costs	U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled $204.9 million, $199.9 million and $227.0 million in 2014, 2013 and 2012, respectively.
Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax receivable balance with TDS of $74.3 million and a tax payable balance of $34.8 million as of December 31, 2014 and 2013, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

U.S. Cellular has established a long-term incentive plan and a Non-Employee Director compensation plan. These plans are described more fully in Note 16 — Stock-based Compensation. These plans are considered compensatory plans and, therefore, recognition of compensation cost for grants made under these plans is required.

U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that are ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular's common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend, except a special cash dividend in June 2013, and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.

The fair value of options is recognized as compensation cost over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Defined Contribution Plans

U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were $10.6 million, $10.4 million and $12.4 million in 2014, 2013 and 2012, respectively.

U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”) sponsored by TDS. Total costs incurred for U.S. Cellular's contributions to the 401(k) plan were $14.9 million, $15.4 million and $17.1 million in 2014, 2013 and 2012, respectively.

Recently Issued Accounting Pronouncements

On April 10, 2014, the FASB issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”). ASU 2014-08 changes the requirements and disclosures for reporting discontinued operations. U.S. Cellular was required to adopt the provisions of ASU 2014-08 effective January 1, 2015, but early adoption was permitted. U.S. Cellular adopted the provisions of ASU 2014-08 upon its issuance. The adoption of ASU 2014-08 did not have a significant impact on U.S. Cellular's financial position or results of operations.

On May 28, 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers. U.S. Cellular is required to adopt the provisions of ASU 2014-09 effective January 1, 2017. Early adoption is prohibited. U.S. Cellular is evaluating what effects the adoption of ASU 2014-09 will have on U.S. Cellular's financial position and results of operations.

On August 27, 2014, the FASB issued Accounting Standards Update 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date financial statements are issued and provides guidance on determining when and how to disclose going concern uncertainties in financial statements. U.S. Cellular is required to adopt the provisions of ASU 2014-15 effective January 1, 2016, but early adoption is permitted. The adoption of ASU 2014-15 is not expected to impact U.S. Cellular's financial position or results of operations.

On January 9, 2015, the FASB issued Accounting Standards Update 2015-01, Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”). ASU 2015-01 eliminates from GAAP the requirement to separately classify, present and disclose extraordinary events and transactions. U.S. Cellular is required to adopt the provisions of ASU 2015-01 effective January 1, 2016, but early adoption is permitted. The adoption of ASU 2015-01 is not expected to impact U.S. Cellular's financial position or results of operations.

On February 18, 2015, the FASB issued Accounting Standards Update 2015-02, Consolidation: Amendments to the Consolidation Analysis (“ASU 2015-02”). ASU 2015-02 simplifies consolidation accounting by reducing the number of consolidation models and changing various aspects of current GAAP, including certain consolidation criteria for variable interest entities. U.S. Cellular is required to adopt the provisions of ASU 2015-02 effective January 1, 2016. Early adoption is permitted. U.S. Cellular is still assessing the impact, if any, the adoption of ASU 2015-02 will have on U.S. Cellular's financial position or results of operations.

Variable Interest Entities

U.S. Cellular consolidates variable interest entities in which it has a controlling financial interest and is the primary beneficiary. A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and right to receive benefits that are significant to the VIE. U.S. Cellular reviews these criteria initially at the time it enters into agreements and subsequently when reconsideration events occur.

Legal proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.